Acquisitions (Tables)	12 Months Ended
Sep. 30, 2013
Acquisitions
Schedule of allocation of the purchase price

Cash consideration	$77,978

Allocated to:
Cash and cash equivalents	43
Accounts receivable	3,485
Inventories	8,672
Other current assets	152
Property, plant, and equipment	53
Intangible assets	55,000
Other assets	36
Accounts payable	(2,751)
Accrued expenses and other current liabilities	(167)
Deferred income taxes	(22,045)

Net assets acquired	42,478

Goodwill	$35,500